Unaudited Condensed Consolidated Statements of Change in Shareholders' Deficit - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Class A Ordinary Shares Ordinary Shares	Class B Ordinary Shares Ordinary Shares
Balance at Dec. 31, 2020	$ 19,506	$ 24,137	$ (5,494)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2020				0	8,625,000
Sale of 34,500,000 Units on March 2, 2021 through public offering	3,450			$ 3,450
Sale of 34,500,000 Units on March 2, 2021 through public offering (in Shares)				34,500,000
Excess of the fair value of private placement warrants over cash received	1,880,000	1,880,000
Class A ordinary shares subject to possible redemption	(3,450)			$ (3,450)
Class A ordinary shares subject to possible redemption (in Shares)				(34,500,000)
Remeasurement of Class A ordinary shares subject to redemption	(28,950,644)	(1,904,137)	(27,046,507)
Net income	5,128,650		5,128,650
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Proceeds received on convertible note less than fair value	592,600	592,600
Accretion portion net against additional paid-in-capital	(592,600)	(592,600)
Accretion of Class A ordinary shares subject to possible redemption	(4,334,713)	(2,727,125)	(1,607,588)
Reduction of deferred underwriting fee payable	8,784,563	8,784,563
Net income	5,982,340		5,982,340
Balance at Dec. 31, 2022	$ (11,490,298)	$ 6,057,483	$ (17,548,599)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2022				0	8,625,000